Plant and equipment, net	12 Months Ended
Dec. 31, 2014
Plant and equipment, net [Abstract]
Plant and equipment, net

Note 7 - Plant and equipment, net

Plant and equipment consisted of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013

Leasehold improvements	$36	$36
Machinery and equipment	1	447
Vehicles and office equipment	19	112
Total	56	595
Less: accumulated depreciation	(42)	(372)
Plant and equipment, net	$14	$223

Depreciation expense for the years ended December 31, 2014, 2013 and 2012 amounted to $19, $76 and $69, respectively.